Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
REVENUES	$ 1,830,085	$ 1,980,771	$ 1,976,022
OPERATING EXPENSES
Voyage expenses	112,218	138,283	176,614
Vessel operating expenses	806,152	813,326	749,939
Time-charter hire expense	103,646	130,739	214,179
Depreciation and amortization	431,086	455,898	428,608
General and administrative (note 12)	140,958	144,296	173,604
Asset impairments (note 18b)	167,605	432,196	155,288
Loan loss provisions (note 18b)	748	1,886	0
(Gain) loss on sale of vessels and equipment (note 18a)	(1,995)	6,975	(4,229)
Bargain purchase gain (note 3a)	0	0	(68,535)
Goodwill impairment charge (note 6)	0	0	36,652
Restructuring charges (note 20)	6,921	7,565	5,490
Total operating expenses	1,767,339	2,131,164	1,867,610
Income (loss) from vessel operations	62,746	(150,393)	108,412
OTHER ITEMS
Interest expense	(181,396)	(167,615)	(137,604)
Interest income	9,708	6,159	10,078
Realized and unrealized gain (loss) on non-designated derivative instruments (note 15)	18,414	(80,352)	(342,722)
Equity income (loss) (notes 18b and 23)	136,538	79,211	(35,309)
Foreign exchange (loss) gain (notes 8 and 15)	(13,304)	(12,898)	12,654
Other income (note 14)	5,646	366	12,360
Net income (loss) before income taxes	38,352	(325,522)	(372,131)
Income tax (expense) recovery (note 21)	(2,872)	14,406	(4,290)
Net income (loss)	35,480	(311,116)	(376,421)
Less: Net (income) loss attributable to non-controlling interests	(150,218)	150,936	17,805
Net loss attributable to stockholders of Teekay Corporation	$ (114,738)	$ (160,180)	$ (358,616)
Per common share of Teekay Corporation (note 19)
Basic loss attributable to stockholders of Teekay Corporation	$ (1.63)	$ (2.31)	$ (5.11)
Diluted loss attributable to stockholders of Teekay Corporation	$ (1.63)	$ (2.31)	$ (5.11)
Cash dividends declared	$ 1.2650	$ 1.2650	$ 1.2650
Weighted average number of common shares outstanding(note 19)
Basic	70,457,968	69,263,369	70,234,817
Diluted	70,457,968	69,263,369	70,234,817